Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0000072444
Entity Registrant Name	Vaxart, Inc.
Amendment Flag	false
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	59-1212264
Entity Address, Address Line One	310 Utah Avenue, Suite 150
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	550-3500
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false